LEASES	12 Months Ended
Jun. 30, 2025
Leases
LEASES

NOTE 14 - LEASES

The Company leases offices, equipment and facility space under non-cancellable operating leases. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less are not recorded on the balance sheets.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

A summary of lease cost recognized in the Company’s consolidated statements of operations and comprehensive (loss) income was as follows:

	For the Years Ended June 30,
	2025	2024	2023
Operating leases cost excluding short-term rental expense	$36,150	$31,725	$40,466
Short-term rental expense	66,294	2,284	506
Total	$102,444	$34,009	$40,972

A summary of supplemental information related to operating leases was as follows:

	As of June 30,
	2025	2024
Weighted average remaining lease term (years)	1.50	2.00
Weighted average discount rate	3.60%	3.85%

Future minimum lease payments for operating leases as of June 30, 2025 are as follows:

For the fiscal year ended June 30,	Amount
2026	$73,750
Total lease payments	73,750
Less: imputed interest	220
Total operating lease liabilities, net of interest	$73,530

The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.